Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 5:-	RELATED PARTY TRANSACTIONS

The Company has several related party balances and transaction mainly in connection with the License Agreement with the Parent Company (see also Note 1b2). Details of the transactions with related parties are depicted in the following tables:

Transactions with related parties:

	Nine months ended September 30,			Three months ended September 30,
	2017		2016	2017		2016

Research and development expenses (1)		$10	$157		$1	$30

General and administrative expenses (1)	$	*)	$6	$	*)	$1

Finance expenses, net (1) (2)		$98	$85		$65	$30

*) Representing an amount less than $1

Balances with Related Parties:

	September 30,	December 31,
	2017	2016

Parent Company (1)	$(4,942)	$(4,459)

Investment in Parent Company (2)	$383	$530

Other account payables and accrued expenses (1)	$(175)	$(175)

(1)	Related to Service Agreement (see also Note 1b2).
(2)	Related to Investment in Parent Company.

NOTE 9:-	RELATED PARTY TRANSACTIONS

The Company has several related party balances and transaction mainly in connection with the License Agreement with the Parent Company (see also Note 1b2). Details of the transactions with related parties are depicted in the following tables:

Transactions with related parties:

	Year ended December 31,
	2016	2015

Research and development expenses (1)	$199	$812

General and administrative expenses (1)	$8	$29

Finance expenses, net (1) (2)	$278	$86

Balances with Related Parties:

	December 31,
	2016	2015

Parent Company (1)	$(4,459)	$(3,690)

Investment in Parent Company (2)	$530	$658

Other account payables and accrued expenses (1)	$(175)	$(175)

(1)	Related to Service Agreement (see also Note 1b2).
(2)	Related to Investment in Parent Company (see also Notes 2e and Note 5).